CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 217,685,000	$ 77,094,000
Prepaid expenses	5,531,000	4,147,000
Total current assets	284,415,000	86,074,000
Total assets	348,635,000	121,197,000
Other assets	6,704,000	3,772,000
Current liabilities:
Total current liabilities	38,557,000	48,408,000
Total liabilities	71,548,000	52,799,000
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of $10.10 per share	0	2,140,000	$ 2,140,000
Shareholders' Deficit:
Accumulated deficit	(182,092,000)	(781,620,000)
Total Stockholders' Equity Excluding Noncontrolling Interests	114,679,000	66,258,000
Total Liabilities, Mezzanine Equity and Stockholders' Equity	348,635,000	121,197,000
SPRING VALLEY ACQUISITION CORP
Current assets:
Cash		985,114	1,906,348
Prepaid expenses		101,192	237,088
Total current assets		1,086,306	2,143,436
Investments held in Trust Account		232,320,939	232,301,973
Total assets		233,407,245	234,445,409
Current liabilities:
Accounts payable		305,022
Accrued expenses		40,000	49,934
Total current liabilities		345,022	49,934
Derivative warrant liabilities		29,149,000	33,660,000
Deferred Offering Costs Noncurrent		8,050,000	8,050,000
Total liabilities		37,544,022	41,759,934
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of $10.10 per share		232,300,000	232,300,000
Shareholders' Deficit:
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Accumulated deficit		(36,437,352)	(39,615,100)
Total Stockholders' Equity Excluding Noncontrolling Interests		(36,436,777)	(39,614,525)
Total Liabilities, Mezzanine Equity and Stockholders' Equity		233,407,245	234,445,409
Common Class A [Member]
Shareholders' Deficit:
Ordinary share	7,000	0
Common Class B [Member]
Shareholders' Deficit:
Ordinary share	$ 16,000	0
Common Class B [Member] | SPRING VALLEY ACQUISITION CORP
Shareholders' Deficit:
Ordinary share		$ 575	$ 575